Sentinel Advantage

Variable Annuity Contract
issued by
National Life Insurance Company

Supplement dated October 31, 2000 to prospectus dated May 1, 2000

      We now anticipate that the substitutions of shares of new portfolios for some of the investment funds available under the Contracts, which were discussed on pages 16-17 of the Prospectus, will occur, with some changes, on November 30, 2000. New portfolios are to be substituted for five of the seven Market Street Fund Portfolios, all four of the Goldman Sachs Variable Insurance Trust portfolios, and the Van Eck Worldwide Bond Fund. The chart below shows for each portfolio affected by a substitution, the replacement portfolio, and the replacement portfolio’s investment adviser.

Current Portfolio	Replacement Portfolio	Replacement Portfolio's
Investment Adviser

Market Street Growth Portfolio	Sentinel Variable Products Common Stock Fund	National Life Investment Management Company, Inc.

Market Street Sentinel Growth Portfolio	Sentinel Variable Products Mid Cap Growth Fund	National Life Investment Management Company, Inc.

Market Street Aggressive Growth Portfolio	Sentinel Variable Products Small Company Fund	National Life Investment Management Company, Inc.

Market Street International Portfolio	Fidelity VIP Overseas Portfolio	Fidelity Research & Management Company

Market Street Money Market Portfolio	Sentinel Variable Products Money Market Fund	National Life Investment Management Company, Inc.

Goldman Sachs VIT International Equity Fund	Fidelity VIP Overseas Portfolio	Fidelity Management & Research Company

Goldman Sachs VIT Global Income Fund	Fidelity VIP Investment Grade Bond Portfolio	Fidelity Management & Research Company

Goldman Sachs VIT CORE Small Cap Equity Fund	Sentinel Variable Products Small Company Fund	National Life Investment Management Company, Inc.

Goldman Sachs VIT Mid Cap Value Fund	American Century VP Value Portfolio	American Century Investment Management, Inc.

Van Eck Worldwide Bond Fund	Fidelity Investment Grade Bond Portfolio	Fidelity Management & Research Company

The changes from those anticipated as of the date of the Prospectus are that

(1)	there will be no substitution involving the Market Street Managed Portfolio and the Market Street Bond Portfolio at this time;

(2)	the Market Street International Portfolio will be replaced by the Fidelity VIP Overseas Portfolio, instead of the J.P. Morgan International Opportunities Portfolio; and

(3)	the Goldman Sachs VIT CORE Small Cap Equity Fund will be replaced by the Sentinel Variable Products Small Company Fund, instead of the J.P. Morgan Small Company Portfolio.

      After the substitutions have been effected, all of the replacement portfolios will be available to all Contract Owners for allocation of premiums and for transfers. The Market Street Fund Portfolios which will be replaced, the Goldman Sachs Variable Insurance Trust Portfolios and the Van Eck Worldwide Bond Fund will no longer be available for allocation of premiums or for transfers.

      If you have allocated premiums to one or more of the Subaccounts that will be affected by the substitutions, you may, between now and sixty days after the substitutions are effected, transfer the portion of your Contract Value which is in an affected Subaccount from that Subaccount to any other available Subaccount, without that transfer limiting in any way the number of free transfers to which you would be entitled in the future.

      Prospectuses for each of the replacement portfolios which were not included with the Prospectus for the Contracts dated May 1, 2000 are attached to this Supplement. Please refer to them for information on replacement portfolios of interest to you.

Additional Funds to be Made Available

      We also anticipate that as of December 1, 2000, six new Subaccounts will become available for allocation of premiums and transfers. These new Subaccounts will invest in shares of the Sentinel Variable Products Growth Index Fund (managed by National Life Investment Management Company, Inc.), the Alger American Leveraged AllCap Portfolio (managed by Fred Alger Management, Inc.), the Dreyfus Socially Responsible Growth Fund, Inc. (managed by The Dreyfus Corporation), and three portfolios of INVESCO Variable Investment Funds, Inc. —VIF Dynamics Fund, VIF Technology Fund, and VIF Health Sciences Fund (managed by INVESCO Funds Group, Inc.).

      Prospectuses for each of these new portfolios are attached to this Supplement. Please refer to them for information on these new portfolios.

Information on Expenses of Replacement and Additional Funds

      The table below shows information on the management fees, other expenses and total expenses of the replacement portfolios for which such information is not included in the Prospectus for the Policies dated May 1, 2000. In the cases of all portfolios other than the Sentinel Variable Products Trust portfolios, the information is based on actual expense ratios for the year ended December 31, 1999. In the cases of the Sentinel Variable Products Trust Portfolios, the information is based on estimates of expenses for the year ending December 31, 2000.

	Management Fee,	Other Expenses,	Total Expenses,
	after any expense	after any expense	after any expense
	reimbursement	reimbursement	reimbursement

Sentinel Variable Products Trust:

Common Stock Fund	0.00%	0.48%	0.48%

Mid Cap Growth Fund	0.19%	0.52%	0.71%

Small Company Fund	0.05%	0.52%	0.57%

Growth Index Portfolio	0.04%	0.56%	0.60%

Money Market Fund	0.00%	0.40%	0.40%

Alger American Leveraged AllCap Portfolio	0.85%	0.08%	0.93%

Dreyfus Socially Responsible Growth Fund, Inc.	0.75%	0.04%	0.79%

INVESCO Variable Insurance Funds, Inc.

VIF Dynamics Fund	0.75%	0.51%	1.26%

VIF Technology Fund	0.75%	0.56%	1.31%

VIF Health Sciences Fund	0.75%	0.73%	1.48%

The fund expenses shown above are assessed at the underlying fund level and are not direct charges against the subaccounts. These underlying fund expenses are taken into consideration in computing each underlying fund’s net asset value, which is the share price used to calculate the unit values of the subaccounts. The management fees and other expenses are more fully described in the prospectuses for each individual underlying fund. The information relating to the underlying fund expenses was provided by the underlying funds. We did not independently verify it. In the absence of any voluntary fee waivers or expense reimbursements, the management fees, other expenses, and total expenses of the funds listed below would have been as follows:

	Management Fee	Other Expenses	Total Expenses

Sentinel Variable Products Trust:

Common Stock Fund	0.47%	0.52%	0.99%

Mid Cap Growth Fund	0.49%	0.52%	1.01%

Small Company Fund	0.50%	0.52%	1.02%

Growth Index Portfolio	0.30%	0.56%	0.86%

Money Market Fund	0.25%	0.52%	0.77%

INVESCO Variable Insurance Funds, Inc.

VIF Dynamics Fund	0.75%	1.53%	2.28%

VIF Technology Fund	0.75%	0.78%	1.53%

VIF Health Sciences Fund	0.75%	2.11%	2.86%

We expect these reimbursement arrangements to continue, but there are no legal obligations to continue these arrangements for any particular period of time, except that Sentinel Variable Products Trust will continue its reimbursement arrangements until at least December 31, 2002, unless permitted otherwise by a shareholder vote. If these reimbursement arrangements are terminated, the affected Portfolios’ expenses may increase.

EXAMPLE

The following charts depict the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return, and no election of the optional Enhanced Death Benefit Rider. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

	If you surrender your				If you do not surrender				If you annuitize your
	Contract at the end of				your Contract at the end of				Contract at the end of
	the applicable time period.				the applicable time period.				the applicable time period.

Subaccount*	1 Yr	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.**	3 Yrs.	5 Yrs.	10 Yrs.

Alger American Leveraged AllCap Portfolio	94	124	156	269	24	74	126	269	24	74	126	269

Dreyfus Socially Responsible Growth Fund	93	119	149	255	23	69	119	255	23	69	119	255
INVESCO Dynamics Portfolio	97	133	172	300	27	83	142	300	27	83	142	300
INVESCO Health Sciences Portfolio	99	140	182	320	29	90	152	320	29	90	152	320
INVESCO Technology Portfolio	98	135	174	305	28	85	144	305	28	85	144	305
Sentinel Common Stock Fund	90	110	134	224	20	60	104	224	20	60	104	224
Sentinel Mid Cap Growth Fund	92	117	145	247	22	67	115	247	22	67	115	247
Sentinel Small Company Fund	90	113	138	233	20	63	108	233	20	63	108	233
Sentinel Growth Index Fund	91	114	140	236	21	64	110	236	21	64	110	236
Sentinel Money Market Fund	89	108	130	215	19	58	100	215	19	58	100	215

*	For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been calculated by taking the total Annual Contract Fees received during 1999 and dividing by the average assets in the Variable Account. This works out to 0.06% per annum. The Annual Contract Fee is waived for Contracts with Contract Values of $50,000 or more.

**	The Contract may not be annuitized in the first two years from the Date of Issue.

For an Owner who has elected the Enhanced Death Benefit Rider (see “Optional
Enhanced Death Benefit Rider”, page 35 of the Prospectus), and again assuming a
$1000 investment and 5% annual return, the chart below depicts the annual expenses that would be incurred under this Contract:

	If you surrender your				If you do not surrender				If you annuitize your
	Contract at the end of				your Contract at the end of				Contract at the end of
	the applicable time period.				the applicable time period.				the applicable time period.

Subaccount*	1 Yr	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.**	3 Yrs.	5 Yrs.	10 Yrs.
Alger American Leveraged AllCap Portfolio	96	129	166	288	26	79	136	288	26	79	136	288
Fidelity VIP Fund II-Investment Grade Bond	92	118	147	250	22	68	117	250	22	68	117	250
Dreyfus Socially Responsible Growth Fund	95	125	159	274	25	75	129	274	25	75	129	274
INVESCO Dynamics Portfolio	99	139	181	319	29	89	151	319	29	89	151	319
INVESCO Health Sciences Portfolio	101	145	192	339	31	95	162	339	31	95	162	339
INVESCO Technology Portfolio	100	140	184	323	30	90	154	323	30	90	154	323
Sentinel Common Stock Fund	91	116	144	244	21	66	114	244	21	66	114	244
Sentinel Mid Cap Growth Fund	94	123	155	267	24	73	125	267	24	73	125	267
Sentinel Small Company Fund	92	119	148	253	22	69	118	253	22	69	118	253
Sentinel Growth Index Fund	93	120	149	256	23	70	119	256	23	70	119	256
Sentinel Money Market Fund	91	114	140	236	21	64	110	236	21	64	110	236

*	For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been calculated by taking the total Annual Contract Fees received during 1999 and dividing by the average assets in the Variable Account. This works out to 0.06% per annum. The Annual Contract Fee is waived for Contracts with Contract Values of $50,000 or more.

**	The Contract may not be annuitized in the first two years from the Date of Issue.

      The purpose of this Example is to assist you in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the underlying Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see “Charges and Deductions”, on page 23 of the Prospectus. For more complete information regarding expenses paid out of the assets of the underlying Funds, see the underlying Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above. Certain states impose a premium tax, currently ranging up to 3.5%.